Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2016

Collection Period Start	1-Dec-16	Distribution Date	17-Jan-17
Collection Period End	31-Dec-16	30/360 Days	30
Beg. of Interest Period	15-Dec-16	Actual/360 Days	33
End of Interest Period	17-Jan-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	845,657,295.69	805,602,199.75	0.6768346
Total Securities		1,190,249,771.82	845,657,295.69	805,602,199.75	0.6768346
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	116,773,804.59	94,752,993.55	0.4084181
Class A-2b Notes	1.233890%	190,000,000.00	95,633,719.28	77,599,434.38	0.4084181
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	22,020,811.04	114,827.57	94.9172890	0.4949464
Class A-2b Notes	18,034,284.90	108,168.03	94.9172890	0.5693054
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,055,095.94	812,962.26

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,605,929.35
Monthly Interest				3,906,986.46
Total Monthly Payments				16,512,915.81

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				562,341.61
Aggregate Sales Proceeds Advance				14,119,893.97
Total Advances				14,682,235.58

Vehicle Disposition Proceeds:
Reallocation Payments				17,216,465.82
Repurchase Payments				346,599.41
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,488,492.67
Excess Wear and Tear and Excess Mileage				88,764.79
Remaining Payoffs				0.00
Net Insurance Proceeds				984,664.13
Residual Value Surplus				320,144.64
Total Collections				57,640,282.85

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,773,524.82			1,056
Involuntary Repossession	249,651.00			21
Voluntary Repossession	202,981.00			13
Full Termination	1,950,707.00			134
Bankruptcty	39,602.00			3
Insurance Payoff		972,829.25		56
Customer Payoff			176,432.25	10
Grounding Dealer Payoff			3,526,997.42	171
Dealer Purchase			1,826,362.85	81
Total	17,216,465.82	972,829.25	5,529,792.52	1,545

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,464	992,845,129.74	7.00000%	845,657,295.69
Total Depreciation Received		(14,832,543.81)		(11,857,907.53)
Principal Amount of Gross Losses	(96)	(1,886,491.29)		(1,629,209.53)
Repurchase / Reallocation	(25)	(387,576.19)		(346,599.41)
Early Terminations	(1,100)	(19,107,671.38)		(16,045,592.85)
Scheduled Terminations	(577)	(11,606,581.13)		(10,175,786.62)
Pool Balance - End of Period	47,666	945,024,265.94		805,602,199.75

Remaining Pool Balance
Lease Payment				178,604,310.88
Residual Value				626,997,888.87
Total				805,602,199.75

III. DISTRIBUTIONS

Total Collections					57,640,282.85
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					57,640,282.85

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					516,364.86
3. Reimbursement of Sales Proceeds Advance					10,855,700.70
4. Servicing Fee:
Servicing Fee Due					704,714.41
Servicing Fee Paid					704,714.41
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,076,779.97

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					114,827.57

Class A-2a Notes Monthly Interest Paid					114,827.57
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					108,168.03

Class A-2b Notes Monthly Interest Paid					108,168.03
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interesst
Total Note and Certificate Monthly Interest Due	812,962.26
Total Note and Certificate Monthly Interest Paid	812,962.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	44,750,540.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,055,095.94

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,055,095.94
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,695,444.68

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,695,444.68
Gross Reserve Account Balance			22,549,191.26
Remaining Available Collections Released to Seller			4,695,444.68
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.63
Monthly Prepayment Speed			111%
Lifetime Prepayment Speed			92%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,609,379.83
Securitization Value of Defaulted Receivables and Casualty Receivables		1,629,209.53	96
Aggregate Defaulted and Casualty Gain (Loss)		(19,829.70)
Pool Balance at Beginning of Collection Period		845,657,295.69
Net Loss Ratio
Current Collection Period		-0.0023%
Preceding Collection Period		0.0042%
Second Preceding Collection Period		-0.0244%
Third Preceding Collection Period		-0.0108%

Cumulative Net Losses for all Periods		0.1782%	2,120,862.26

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.79%	6,694,277.19	394
61-90 Days Delinquent	0.21%	1,767,348.67	98
91-120+ Days Delinquent	0.07%	590,397.40	33
More than 120 Days	0.01%	67,660.20	5
Total Delinquent Receivables:	1.08%	9,119,683.46	530

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.28%	0.26%
Preceding Collection Period		0.22%	0.21%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.21%	0.20%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		16,724,231.82	1,190
Securitization Value		18,264,342.94	1,190
Aggregate Residual Gain (Loss)		(1,540,111.12)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		77,830,242.08	5,378
Cumulative Securitization Value		84,638,025.24	5,378
Cumulative Residual Gain (Loss)		(6,807,783.16)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			17,643,841.65
Reimbursement of Outstanding Advance			10,855,700.70
Additional Advances for current period			14,119,893.97
Ending Balance of Residual Advance			20,908,034.92

Beginning Balance of Payment Advance			1,547,431.91
Reimbursement of Outstanding Payment Advance			516,364.86
Additional Payment Advances for current period			562,341.61
Ending Balance of Payment Advance			1,593,408.66

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO